Post-balance sheet events	12 Months Ended
Mar. 31, 2026
Post-balance sheet events
Post-balance sheet events

25.       Post-balance sheet events

On May 25, 2026, the Company repaid its last €1.2m bond.

Between April 1, 2026 and June 17, 2026, the Company bought back approx. 6m ordinary shares at a total cost of approx. €138m under its ongoing share buyback programme. This brought total spend to approx. €656m.